Fair value (Details) - Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Assets:
Marketable securities	¥ 13,508	¥ 19,383
Derivatives	103	55
Total assets:	13,611	19,438
Liabilities:
Derivatives	1,410	2,062
Level 1
Assets:
Marketable securities	13,227	19,053
Derivatives	48	47
Total assets:	13,275	19,100
Liabilities:
Derivatives	254	324
Level 2
Assets:
Marketable securities	281	330
Derivatives	55	8
Total assets:	336	338
Liabilities:
Derivatives	¥ 1,156	¥ 1,738